Derivative Instruments - Schedule of Impact of Interest Rate Swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount		$ 2,450,000
Gross Amount of Recognized Assets	$ 1,284,328	667,221
Gross Amount of Recognized Liabilities	(1,307,195)	(658,715)
February 2030 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	750,000
September 2030 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	500,000
January 2031 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	500,000
March 2032 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	750,000
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	5,400,000
Gross Amount of Recognized Assets	72,608	926
Gross Amount of Recognized Liabilities	(14,600)	(29,524)
Interest rate swaps | March 2028 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,000,000	1,000,000
Interest rate swap offset	14,012	(1,532)
Interest rate swaps | September 2028 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	600,000
Interest rate swap offset	4,645
Interest rate swaps | January 2029 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	600,000
Interest rate swap offset	(2,974)
Interest rate swaps | August 2029 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	700,000	700,000
Interest rate swap offset	16,424	960
Interest rate swaps | February 2030 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	750,000	750,000
Interest rate swap offset	5,086	(27,748)
Interest rate swaps | September 2030 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	500,000
Interest rate swap offset	5,205
Interest rate swaps | January 2031 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	500,000
Interest rate swap offset	(6,294)
Interest rate swaps | March 2032 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate swap offset	31,064
Interest rate swaps | Accounts Payable and Accrued Liabilities | March 2028 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Liabilities		(1,505)
Interest rate swaps | Accounts Payable and Accrued Liabilities | January 2029 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	0
Gross Amount of Recognized Liabilities	(3,021)
Interest rate swaps | Accounts Payable and Accrued Liabilities | February 2030 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	0
Gross Amount of Recognized Liabilities	(5,199)	(28,019)
Interest rate swaps | Accounts Payable and Accrued Liabilities | January 2031 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	0
Gross Amount of Recognized Liabilities	(6,380)
Interest rate swaps | Other Assets | March 2028 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	14,461
Gross Amount of Recognized Liabilities	0
Interest rate swaps | Other Assets | September 2028 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	4,677
Gross Amount of Recognized Liabilities	0
Interest rate swaps | Other Assets | August 2029 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	16,585	$ 926
Gross Amount of Recognized Liabilities	0
Interest rate swaps | Other Assets | September 2030 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	5,239
Gross Amount of Recognized Liabilities	0
Interest rate swaps | Other Assets | March 2032 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets	31,646
Gross Amount of Recognized Liabilities	$ 0